Property and Equipment	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2020	March 31, 2019
Leasehold improvements	$-	$-
Computer and equipment	198,309	216,977
Automobiles	150,411	158,857
Capitalized lease	-	160,551
	348,720	536,385
less: Accumulated depreciation	(214,114)	(158,684)
Total, net	$134,606	$377,701

The Company made non-refundable prepayments for improvements to an event and meeting space; architectural and construction work commenced in 2018 and has not been completed as of the date of this report. Management decided to expense the costs related to these improvements as promotional and marketing expenses as this event and meeting space is designated for attracting potential incubation clientele. At the time of this report, Management is not able to reasonably and accurately forecast when these improvements would generate future benefits to the Company in the form of positive cash flows; accordingly, the Company has written off these assets as selling and marketing expenses included in the Company's results of operations for the year ended March 31, 2019.

For the years ended March 31, 2020, 2019, and 2018 depreciation expense was $90,977, $101,043, and $18,852, respectively.